W. John McGuire

Partner

+1.202.373.6799

wjmcguire@morganlewis.com

VIA EDGAR

July 12, 2017

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	NuShares ETF Trust (File Nos. 333-212032 and 811-23161)

Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, NuShares ETF Trust (the “Trust”), we are filing, pursuant to the Securities Act of 1933 (the “1933 Act”) and under the Investment Company Act of 1940, Post-Effective Amendment No. 20 to the Trust’s registration statement on Form N-1A (“PEA No. 20”). The purpose of PEA No. 20 is to introduce the NuShares ESG U.S. Aggregate Bond ETF as a new and separate series of the Trust.

If you have any questions, please do not hesitate to contact me at (202) 373-6799.

Sincerely,

/s/ W. John McGuire
W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW Washington, DC 20004 United States	+1.202.739.3000 +1.202.739.3001